Equity	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Equity	Equity:

Share-based compensation	December 31, 2023	December 31, 2022
Option Expense	$3,035	$5,931
DSU Expense	397	529
RSU Expense	7,288	2,479
Total share-based compensation for continuing operations (per statement of loss)	$10,720	$8,939
Discontinued operations	239	469
Total share-based compensation (per statement of equity)	$10,959	$9,408
(a)Share capital:
Upon acquisition of BMS in November 2021 (note 7), part of the total consideration paid included the issuance of 337,353 shares of the Corporation in three future tranches at a fair value of $18.30 per share discounted for the timing delay in receiving the shares using an Asian put option pricing model, or $4,851,000.
During the year ended December 31, 2023, the Corporation issued the second and final third tranches of 224,902 (2022 - 112,451) common shares with a fair value of $3,068,000 (2022 - $1,782,000) as per the acquisition date, offset by miscellaneous deferred financing costs of $15,000 (2022 - $20,000).
During March 2021, the Corporation filed a short form base Shelf Prospectus, which provides the flexibility to make offerings of securities up to an aggregate initial offering price of $1,500,000,000 during the effective period of the Prospectus, until April 2023. This was renewed in May 2023 for a period of two years until April 2025.
At December 31, 2023, 298,935,706 ( 2022 - 298,394,203) common shares were issued and outstanding.
(b)    Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
21.     Equity (cont'd):
(b)    Share options (cont'd):
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2022	4,041,567	$8.70
Options granted	1,263,685	8.97
Options exercised	(304,635)	2.87
Options forfeited	(184,496)	12.75
Options expired	(8,501)	2.20
At December 31, 2022	4,807,620	9.19
Options exercised	(152,120)	2.25
Options forfeited	(263,253)	10.39
Options expired	(2,025)	1.36
At December 31, 2023	4,390,222	$9.36
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2023:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.33 - $3.08	1,038,671	1.7	$2.84	1,038,671	$2.84
$3.64 - $5.62	440,140	2.1	4.05	393,037	3.86
$7.07 - $10.73	2,043,418	4.2	10.14	1,403,784	10.43
$12.91 - $26.13	867,993	4.1	18.02	729,625	17.43
	4,390,222	3.4	$9.36	3,565,117	$8.93
During 2023, compensation expense of $3,035,000 (2022 – $5,931,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.
During 2023, 152,120 (2022 - 304,635) options were exercised for an equal amount of common shares for proceeds of $335,000 (2022 -$916,000).
During 2023, options to purchase nil common shares were granted with a weighted average fair value of $nil (2022 – 1,263,685 options and $4.92 fair value). The granted options vest annually over three years.
As at December 31, 2023, options to purchase 4,390,222 common shares were outstanding (2022 – 4,807,620).
(c)    Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. At December 31, 2023, there were 17,140,498 (2022 – 18,844,127) shares available to be issued under this plan.
During 2022 and 2023, no shares were issued under this plan and therefore no compensation expense was recorded against profit or loss.
21.     Equity (cont'd):
(d)    Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors must elect to receive at least half of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.

Balance	DSUs for common shares
At January 1, 2022	756,223
DSUs granted	80,319
DSUs exercised	(126,862)
At December 31, 2022	709,680
DSUs granted	93,188
DSUs exercised	(65,499)
At December 31, 2023	737,369
During 2023, compensation expense of $397,000 (2022 - $529,000) was recorded in net loss relating to 93,188 DSUs (2022 - 80,319) granted during the year.
During 2023, 65,499 DSUs (2022 – 126,862) were exercised, net of applicable taxes, which resulted in the issuance of 31,736 common shares (2022 – 58,990), resulting in an impact on equity of $171,000 (2022 - $753,000).
As at December 31, 2023, 737,369 deferred share units were outstanding (2022 – 709,680).
(e)    Restricted share units:
Restricted share units (“RSUs”) are granted to employees and executives. Each RSU is convertible into one common share. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria. A performance factor adjustment is made if there is an over-achievement (or under-achievement) of specified performance criteria, resulting in additional (or fewer) RSUs being converted. Certain RSUs granted in 2023 include an additional market criteria with weighted vesting over three years.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan are satisfied by the issuance of treasury shares on maturity.

Balance	RSUs for common shares
At January 1, 2022	966,220
RSUs granted	567,693
RSU performance factor adjustment	(29,004)
RSUs exercised	(460,681)
RSUs forfeited	(42,148)
At December 31, 2022	1,002,080
RSUs granted	2,996,387
RSUs exercised	(279,668)
RSUs forfeited	(577,353)
At December 31, 2023	3,141,446
21.     Equity (cont'd):
(e)    Restricted share units (cont'd):
During 2023, compensation expense of $7,288,000 (2022 - $2,479,000) was recorded in net loss.
During 2023, 2,996,387 RSUs were issued (2022 – 567,693). The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant or by using a complex simulation model, depending on the type of RSU.
During 2023, 279,668 RSUs (2022 – 460,681) were exercised, net of applicable taxes, which resulted in the issuance of 132,745 common shares (2022 – 217,832), resulting in an impact on equity of $585,000 (2022 - $2,466,000).
As at December 31, 2023, 3,141,446 RSUs were outstanding (2022 – 1,002,080).